SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption

	Class A	Class B	Class C	Class D	Class E	Class F	Total
Balance at December 31, 2024	22,397,515	37,324,661	7,946,281	22,602,822	77,760,008	12,796,134	180,827,421
Issuances	—	—	—	—	—	—	—
Balance at August 6, 2025	22,397,515	37,324,661	7,946,281	22,602,822	77,760,008	12,796,134	180,827,421
Balance post Rights Offering
Class A Series 1	7,558,992	—	—	—	—	—	7,558,992
Class A Series 2	—	6,737,332	—	—	—	—	6,737,332
Class A Series 3	—	—	1,886,380	—	—	—	1,886,380
Class A Series 4	—	—	—	3,003,862	—	—	3,003,862
Class A Series 5	—	—	—	—	32,857,618	—	32,857,618
Class A Series 6	—	—	—	—	3,872,438	—	3,872,438
Class A Series 7	—	—	—	—	—	93,637	93,637
New Class A Total							56,010,259
Converted to Common A shares	1,483,852	3,058,733	605,990	1,959,896	4,102,995	749,117	11,960,583

Schedule of calculation of basic and diluted net income per ordinary share

	Three months ended June 30,		Six months ended June 30,
	2026	2025(1)	2026	2025(1)
Net loss for the period	$83,692	$4,022	$122,504	$9,710
F1 preferred shares deemed dividend	—	—	—	1,694
Loss attributable to common shareholders	83,692	4,022	122,504	11,404
Basic and diluted weighted average number of shares outstanding	14,440,768	1,317,732	14,435,062	1,317,220
Net loss per share attributable to common shareholders, basic and diluted	$5.80	$3.05	$8.49	$8.66
(1)	The weighted average shares outstanding for the three and six month periods ended June 30, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.

	Year-ended December 31
	2025	2024
Net loss for the year	$31,370	$57,770
F1 preferred shares deemed dividend	1,694	3,384
Rights offering deemed dividend	459
Loss attributable to common shareholders	$33,523	$61,154
Basic and diluted weighted average number of shares outstanding	6,209,121	1,307,771
Net loss per share attributable to common shareholders, basic and diluted	$5.40	$46.76
(1)	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.

Spring Valley Acquisition III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	232,669,164
Plus:
Remeasurement of carrying value to redemption value	1,944,194
Class A ordinary shares subject to possible redemption, March 31, 2026	234,613,358
Plus:
Remeasurement of carrying value to redemption value	1,973,142
Class A ordinary shares subject to possible redemption, June 30, 2026	$236,586,500
As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	$232,669,164

Schedule of calculation of basic and diluted net income per ordinary share

	For the Period from
	March 12, 2025 (Inception) Through
	December 31, 2025
	Class A ordinary
	shares	Class B ordinary
	subject to	shares not
	possible	subject to
	redemption	redemption
Basic net income per share:
Numerator:
Allocation of net income	$1,331,560	$1,027,740
Denominator:
Basic weighted-average shares outstanding	9,153,061	7,064,626
Basic net income per ordinary share	$0.15	$0.15

	For the Period from
	March 12, 2025 (Inception) Through
	December 31, 2025
		Non-
	Class A	Redeemable
	Redeemable	Class A and B
	Ordinary	Ordinary
	Shares	Shares
Diluted net income per share:
Numerator:
Allocation of net income	$1,313,380	$1,045,920
Denominator:
Diluted weighted-average shares outstanding	9,153,061	7,289,116
Diluted net income per ordinary share	$0.14	$0.14